Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Parenthetical) (Detail) - Ordinary Shares A [Member] - Share Capital [Member]	6 Months Ended
Jun. 30, 2019 £ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares | shares	50,000
Deferred share, per share | £ / shares	£ 1